Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2025
Accounting Policies [Abstract]
Schedule of Property and Equipment Useful Life	The estimated useful life of each asset category is as follows:

Furniture and fixtures	5 years
Leasehold improvements	Shorter of lease term or 5 years
Computer equipment	2 years
Property and equipment consist of the following (in thousands):

	December 31,
	2025	2024
Computer equipment	$6,992	$6,428
Capitalized software development	14,933	12,212
Leasehold improvements	1,137	1,103
Furniture	1,219	1,211
Total property and equipment	24,281	20,954
Less: accumulated depreciation and amortization	(16,698)	(13,076)
Property and equipment, net	$7,583	$7,878